Share-Based Compensation to Employees (Details) - Schedule of total fair value of shares vested - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of total fair value of shares vested [Abstract]
Cost of revenues		$ 448
Selling and marketing		355
General and administrative	4	4,578
Total	$ 4	$ 5,381